Loans (Tables)	6 Months Ended
Sep. 30, 2022
Credit Quality Information of Loans Based on MHFG Group's Internal Rating System
The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2022 and September 30, 2022:

	March 31, 2022
	Term loans by origination year						Revolving Loans	Total
	2021	2020	2019	2018	2017	Prior to 2017

	(in millions of yen)
Domestic:
Corporate:
Large companies:
Normal obligors	12,236,438	6,640,211	5,049,408	4,535,083	1,678,591	3,378,926	7,155,041	40,673,698
Watch obligors excluding special attention obligors	145,167	69,404	71,937	66,122	40,205	50,499	127,319	570,653
Nonaccrual loans	60,525	100,975	201,375	44,919	135,777	77,602	178,416	799,589
Small and medium-sized companies:
Normal obligors	540,315	396,611	376,056	283,061	170,952	494,420	547,726	2,809,141
Watch obligors excluding special attention obligors	44,488	31,196	29,597	31,919	12,231	32,511	25,277	207,219
Nonaccrual loans	17,866	20,110	14,434	10,817	7,081	38,171	32,081	140,560
Retail:
Housing Loan:
Normal obligors	798,354	544,246	518,662	526,828	543,893	4,752,430	—	7,684,413
Watch obligors excluding special attention obligors	1,512	1,485	1,510	1,939	1,226	40,243	—	47,915
Nonaccrual loans	12,510	3,132	802	1,180	970	30,598	—	49,192
Others:
Normal obligors	195,545	277,015	111,702	90,880	60,919	315,375	497,173	1,548,609
Watch obligors excluding special attention obligors	23,586	34,974	10,177	7,995	4,122	6,388	9,491	96,733
Nonaccrual loans	6,932	7,862	3,157	4,253	4,076	22,951	12,602	61,833
Sovereign:
Normal obligors	938,534	105,966	89,385	108,664	54,580	351,876	1,864	1,650,869
Watch obligors excluding special attention obligors	3,933	4,205	859	366	113	—	—	9,476
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	45,825	23,757	131,932	211,445	3	143,717	125,078	681,757
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	15,071,530	8,261,149	6,610,993	5,925,471	2,714,739	9,735,707	8,712,068	57,031,657

Foreign:
Corporate (4) :
Normal obligors	14,087,409	3,571,416	3,236,191	1,392,231	550,082	1,228,924	5,906,045	29,972,298
Watch obligors excluding special attention obligors	316,387	179,555	73,656	55,876	28,325	25,384	122,410	801,593
Nonaccrual loans	35,801	1,622	13,743	17,181	14,743	22,639	9,745	115,474
Retail:
Normal obligors	2,403	1,774	1,858	1,013	532	3,089	15	10,684
Watch obligors excluding special attention obligors	—	—	37	—	—	13	—	50
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	278,373	6,856	33,225	15,194	174,298	3,079	74,923	585,948
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	643	—	—	—	—	643
Banks and other financial institutions:
Normal obligors	1,003,709	254,232	150,505	224,571	12,041	709	120,088	1,765,855
Watch obligors excluding special attention obligors	5,544	—	—	—	—	—	—	5,544
Nonaccrual loans	837	—	—	—	—	—	—	837

Total foreign	15,730,463	4,015,455	3,509,858	1,706,066	780,021	1,283,837	6,233,226	33,258,926

Total	30,801,993	12,276,604	10,120,851	7,631,537	3,494,760	11,019,544	14,945,294	90,290,583

	September 30, 2022
	Term loans by origination year						Revolving Loans	Total
	2022	2021	2020	2019	2018	Prior to 2018

	(in millions of yen)
Domestic:
Corporate:
Large companies:
Normal obligors	7,870,700	7,071,371	5,977,206	4,621,144	3,938,164	4,418,492	7,791,782	41,688,859
Watch obligors excluding special attention obligors	65,982	73,932	63,547	84,634	68,093	74,857	129,011	560,056
Nonaccrual loans	78,466	56,229	71,920	121,977	38,086	133,924	174,556	675,158
Small and medium-sized companies:
Normal obligors	310,377	372,070	329,472	310,103	266,522	649,254	505,667	2,743,465
Watch obligors excluding special attention obligors	29,976	24,222	27,907	20,911	21,311	36,433	21,800	182,560
Nonaccrual loans	23,808	14,072	17,798	8,410	8,240	30,351	29,840	132,519
Retail:
Housing Loan:
Normal obligors	420,132	634,709	506,226	491,602	501,271	5,003,449	—	7,557,389
Watch obligors excluding special attention obligors	406	1,740	1,336	1,111	1,516	35,357	—	41,466
Nonaccrual loans	5,956	4,636	1,956	827	1,015	28,836	—	43,226
Others:
Normal obligors	119,310	116,244	254,202	95,347	78,029	335,135	488,953	1,487,220
Watch obligors excluding special attention obligors	14,027	11,090	28,236	7,497	5,246	7,230	8,067	81,393
Nonaccrual loans	8,083	4,745	7,379	2,615	3,411	22,147	10,802	59,182
Sovereign:
Normal obligors	950,117	190,195	103,654	94,458	98,581	367,373	—	1,804,378
Watch obligors excluding special attention obligors	4,517	2,538	3,464	321	291	—	—	11,131
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	74,820	17,641	23,286	136,043	244,377	143,685	133,705	773,557
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	9,976,677	8,595,434	7,417,589	5,997,000	5,274,153	11,286,523	9,294,183	57,841,559

Foreign:
Corporate (4) :
Normal obligors	13,959,808	5,923,058	3,131,452	3,045,313	1,334,469	1,655,488	7,228,807	36,278,395
Watch obligors excluding special attention obligors	227,650	131,936	184,554	74,298	47,282	55,384	120,772	841,876
Nonaccrual loans	5,563	35,354	14,106	51,952	14,308	38,660	9,983	169,926
Retail:
Normal obligors	1,221	1,868	1,733	1,850	941	3,278	13	10,904
Watch obligors excluding special attention obligors	—	—	—	—	—	24	—	24
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	120,147	260,281	10,594	35,025	11,735	209,034	78,650	725,466
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	676	—	—	—	676
Banks and other financial institutions:
Normal obligors	1,371,469	439,563	118,506	129,568	29,016	14,155	323,374	2,425,651
Watch obligors excluding special attention obligors	8,912	8,345	8,082	14,475	—	—	—	39,814
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	15,694,770	6,800,405	3,469,027	3,353,157	1,437,751	1,976,023	7,761,599	40,492,732

Total	25,671,447	15,395,839	10,886,616	9,350,157	6,711,904	13,262,546	17,055,782	98,334,291

Notes:
(1)	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered nonaccrual.
(2)
The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.

(3)	There were no significant revolving line of credit arrangements that converted to term loans during the fiscal year ended March 31, 2022 and the six months ended September 30, 2022.
(4)
Corporate of foreign include
d
¥216,463 million and ¥214,819

million of lease receivables that
we
re receivables arising from direct financing leasing at March 31, 2022 and September 30, 2022, respectively.

Impaired Loans Information	The table below presents nonaccrual loans information at March 31, 2022 and September 30, 2022:

	March 31, 2022			September 30, 2021
	Amortized cost (1)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans	Interest income recognized (2)

	(in millions of yen)

Domestic:
Corporate:
Large companies	783,305	16,284	799,589	6,787
Small and medium-sized companies	121,598	18,962	140,560	867
Retail:
Housing Loan	26,812	22,380	49,192	477
Others	40,155	21,678	61,833	406

Total domestic	971,870	79,304	1,051,174	8,537

Foreign:
Total foreign	110,284	6,670	116,954	843

Total	1,082,154	85,974	1,168,128	9,380

	September 30, 2022			September 30, 2022
	Amortized cost (1)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans	Interest income recognized (2)

	(in millions of yen)
Domestic:
Corporate:
Large companies	657,323	17,835	675,158	10,009
Small and medium-sized companies	114,001	18,518	132,519	803
Retail:
Housing Loan	23,491	19,735	43,226	399
Others	38,446	20,736	59,182	377

Total domestic	833,261	76,824	910,085	11,588

Foreign:
Total foreign	162,601	8,001	170,602	1,572

Total	995,862	84,825	1,080,687	13,160

Notes:
(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status corresponds to the Group’s definition of nonaccrual loans.
(2)	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(3)	The majority of total foreign consist of corporate.

Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted	The following table presents modified loans that were determined to be TDRs during the six months ended September 30, 2021 and 2022:

	Loan forgiveness or debt to equity swaps		Interest rate reduction and/or postponement of principal and/or interest
	Recorded investment (1)	Charge-offs

	(in millions of yen)

September 30, 2021

Domestic:
Corporate:
Large companies	5,849	22,757	375,248
Small and medium-sized companies	—	—	60,856
Retail:
Housing Loan	—	—	4,996
Others	—	—	10,288

Total domestic	5,849	22,757	451,388

Foreign:
Total foreign	—	—	21,206

Total	5,849	22,757	472,594

September 30, 2022

Domestic:
Corporate:
Large companies	—	140,371	256,773
Small and medium-sized companies	—	—	55,424
Retail:
Housing Loan	—	—	3,257
Others	—	—	9,557

Total domestic	—	140,371	325,011

Foreign:
Total foreign	—	—	20,779

Total	—	140,371	345,790

Notes:
(1)	Amounts represent the book values of loans immediately after the restructurings.
(2)	The majority of total foreign consist of corporate.

Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Twelve Months	The following table presents payment defaults which occurred during the six months ended September 30, 2021 and 2022 with respect to the loans modified as TDRs within the previous twelve months:

	Recorded investment
	September 30, 2021	September 30, 2022

	(in millions of yen)

Domestic:
Corporate:
Large companies	1,148	91,049
Small and medium-sized companies	2,157	626
Retail:
Housing Loan	579	418
Others	515	722

Total domestic	4,399	92,815

Foreign:
Total foreign	14,125	—

Total	18,524	92,815

Age Analysis of Past Due Loans
The table below presents an analysis of the age of the amortized cost basis in loans that are past due at March 31, 2022 and September 30, 2022:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in millions of yen)
March 31, 2022
Domestic:
Corporate:
Large companies	323	291	27,275	27,889	42,016,051	42,043,940
Small and medium-sized companies	693	641	10,370	11,704	3,145,216	3,156,920
Retail:
Housing Loan	15,181	8,326	16,548	40,055	7,741,465	7,781,520
Others	4,454	1,068	11,009	16,531	1,690,644	1,707,175
Sovereign	—	—	—	—	1,660,345	1,660,345
Banks and other financial institutions	—	—	—	—	681,757	681,757

Total domestic	20,651	10,326	65,202	96,179	56,935,478	57,031,657

Foreign:
Total foreign	—	—	28,816	28,816	33,230,110	33,258,926

Total	20,651	10,326	94,018	124,995	90,165,588	90,290,583

September 30, 2022
Domestic:
Corporate:
Large companies	972	—	33,164	34,136	42,889,937	42,924,073
Small and medium-sized companies	809	—	11,330	12,139	3,046,405	3,058,544
Retail:
Housing Loan	14,486	6,026	16,024	36,536	7,605,545	7,642,081
Others	4,582	1,030	11,130	16,742	1,611,053	1,627,795
Sovereign	—	—	—	—	1,815,509	1,815,509
Banks and other financial institutions	—	—	—	—	773,557	773,557

Total domestic	20,849	7,056	71,648	99,553	57,742,006	57,841,559

Foreign:
Total foreign	—	—	49,946	49,946	40,442,786	40,492,732

Total	20,849	7,056	121,594	149,499	98,184,792	98,334,291

Note: The majority of total foreign consist of corporate.